Income Taxes - Schedule Movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 811,324	¥ 747,354	¥ 727,508
Addition (reversal)	(158,714)	63,970	19,846
Total	¥ 652,610	¥ 811,324	¥ 747,354